Pensions Funded Status (Details) (USD $) In Millions	Dec. 31, 2010	Dec. 31, 2009
Domestic Pension Benefits
Defined Benefit Plan Disclosure [Line Items]
Funded Status	$ (51.1)	$ (48.1)
Amounts Recognized in Balance Sheet
Non-current asset	0	0
Current liability	0	0
Non-current liability	(51.1)	(48.1)
Net amount recognized	(51.1)	(48.1)
Amounts Recognized in Accumulated Other Comprehensive Loss
Net actuarial (gain) loss	109.3	98.1
Net amount recognized	109.3	98.1
Non-U.S. Pension Benefits
Defined Benefit Plan Disclosure [Line Items]
Funded Status	(145.8)	(133.3)
Amounts Recognized in Balance Sheet
Non-current asset	2.3	3.1
Current liability	(3.6)	(3.5)
Non-current liability	(144.5)	(132.9)
Net amount recognized	(145.8)	(133.3)
Amounts Recognized in Accumulated Other Comprehensive Loss
Net actuarial (gain) loss	42.0	24.4
Prior service credits	(0.5)	(0.5)
Net amount recognized	41.5	23.9
SERP Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Funded Status	(12.4)	(11.6)
Amounts Recognized in Balance Sheet
Current liability	(0.5)	(0.5)
Non-current liability	(11.9)	(11.1)
Net amount recognized	(12.4)	(11.6)
Amounts Recognized in Accumulated Other Comprehensive Loss
Net actuarial (gain) loss	0.4	(0.2)
Prior service credits	0	0
Net amount recognized	0.4	(0.2)
Other Postretirement Benefit Plans Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Funded Status	(34.9)	(32.2)
Amounts Recognized in Balance Sheet
Current liability	(2.1)	(2.3)
Non-current liability	(32.8)	(29.9)
Net amount recognized	(34.9)	(32.2)
Amounts Recognized in Accumulated Other Comprehensive Loss
Net actuarial (gain) loss	(0.5)	(3.1)
Prior service credits	(0.7)	(0.8)
Net amount recognized	$ (1.2)	$ (3.9)